UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012



[LOGO OF USAA]
   USAA (R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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       SEMIANNUAL REPORT
       USAA SMALL CAP STOCK FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2012

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY
IN 2012 AS THE U.S. ECONOMY CONTINUES TO           [PHOTO OF DANIEL S. McNAMARA]
GROW SLOWLY, SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   12

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        29

    Financial Statements                                                     30

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Batterymarch Financial Management, Inc.*      Wellington Management Company, LLP

     ADAM PETRYK, CFA                              TIMOTHY J. MCCORMACK, CFA
     STEPHEN LANZENDORF, CFA                       SHAUN F. PEDERSEN

*Effective December 2011, Yu-Nien (Charles) Ko no longer is a co-manager of the Fund.

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o  HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND SHARES) PERFORM?

   For the six months ended January 31, 2012, the Fund Shares had a total return of 0.89%. This compares to returns of 0.44% for the Russell 2000(R) Value Index, 3.44% for the S&P SmallCap 600(R) Index, and -0.34% for the Lipper Small-Cap Core Funds Index.

   The Fund has two subadvisers. Batterymarch Financial Management, Inc. (Batterymarch) manages the growth portion of the Fund against the Russell 2000(R) Growth Index, and Wellington Management Company, LLP (Wellington Management) manages the value portion of the Fund against the Russell 2000 Value(R) Index.

o HOW DID THE BATTERYMARCH PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

   Batterymarch employs a disciplined framework to compare U.S. small-cap stocks across multiple perspectives based on proven fundamentals. These include measures of growth and value, as well as other dimensions such as cash flow, technical factors, and analyst expectations. On an allocation level, we maintain close-to-benchmark

   Refer to page 8 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA SMALL CAP STOCK FUND

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   sector weightings, which means that stock selection is the key driver of our performance.

   For the reporting period, stock selection in our portion of the portfolio detracted from returns relative to the Russell 2000(R) Growth Index due primarily to a difficult start to the period. The months of August and September were particularly challenging in light of the increased volatility in the market. In one compressed period of volatility in early August, the Russell 2000(R) Growth Index experienced four straight daily moves in excess of 4.5%, plus or minus. However, stock selection added value over the remainder of the period. For the reporting period ended January 31, 2012, stock selection detracted within the software & services, industrials, and services & distribution sectors, while selection in the consumer staples, health care, and technology sectors added to relative performance. The primary detractors at the stock level came from overweights to the home health products supplier Invacare Corp., which became enmeshed in negotiations with the Federal Drug Administration regarding process issues at one of its plants; and Patriot Coal Corp., which announced that it would idle mines based on weaker demand. In contrast, overweights to Questcor Pharmaceuticals, Inc. and Nu Skin Enterprises, Inc. "A" both contributed to positive performance.

o  WHAT IS BATTERYMARCH'S POSITIONING AND OUTLOOK?

   As of the end of the reporting period, the largest overweights in Batterymarch's portion of the portfolio were to health care and consumer staples. The largest underweights were to the software and services and services and distribution sectors. Despite positive returns across most markets in January, we expect market volatility to persist during 2012 until European policy leaders deal with the

   The performance of the USAA Small Cap Stock Fund will reflect the volatility of investments in small-cap stocks. o Investing in small-cap companies involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

   You will find a complete list of securities that the Fund owns on pages
   13-28.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   Europe's sovereign debt issues more decisively. Within developed markets, our long-term view remains unchanged, as we believe that the slow pace of growth there will continue. We expect that our broadly diversified portfolio of fundamentally attractive stocks will help our portion of the Fund to weather any forthcoming volatility.

o  HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM?

   Wellington Management's portion of the portfolio outperformed the Russell 2000(R) Value Index for the period. Consistent with our bottom-up process, outperformance was driven by security selection. Results were particularly strong within industrials and financials. This was somewhat offset by weaker selection within consumer discretionary. Allocation among sectors, a residual of our bottom-up stock selection process, also was additive during the period.

   Top individual contributors to performance during the period included Delphi Financial Group, Inc. "A", an insurance holding company specializing in life, disability, and worker compensation insurance; lumber company Deltic Timber Corp., and diversified manufacturer Carlisle Companies, Inc. Detractors included Penn Virginia Corp., an independent oil and gas company; restaurant operator Sonic Corp., and ICON plc ADR, a contract research organization providing services to the pharmaceutical industry.

o  HOW IS THE WELLINGTON MANAGEMENT PORTFOLIO POSITIONED?

   Our investment approach emphasizes individual stock selection, with sector weights a residual of our bottom-up process. However, we also carefully consider diversification across economic sectors to limit risk.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
   o Diversification does not guarantee a profit or prevent a loss.

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4  | USAA SMALL CAP STOCK FUND

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Based on our two- to three-year time horizon, we continue to find attractively valued investment opportunities in a volatile environment. Driven by our stock-by-stock decisions, exposure to the health care and materials sectors increased, while exposure to consumer discretionary and utilities sectors was reduced. At the close of the period, our largest overweights relative to the index were to the industrials, health care, and consumer discretionary sectors. The financials, information technology, and utilities sectors comprised the largest underweights in our portfolio during the reporting period.

The unmanaged Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. o The unmanaged Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (Symbol: USCAX)


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                                               1/31/12              7/31/11
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Net Assets                                 $702.8 Million       $700.6 Million
Net Asset Value Per Share                      $14.29                $14.17


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
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7/31/11 to 1/31/12*            1 Year              5 Years             10 Years
       0.89%                    4.73%               1.09%                6.06%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------

 1 Year                             5 Years                             10 Years
 -2.15%                              0.27%                               5.45%


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                              EXPENSE RATIO AS OF 7/31/11**
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                                      1.26%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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6  | USAA SMALL CAP STOCK FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                S&P SMALLCAP      LIPPER SMALL-CAP      RUSSELL 2000(R)      USAA SMALL CAP STOCK
                  600 INDEX       CORE FUNDS INDEX           INDEX               FUND SHARES
 1/31/2002       $10,000.00          $10,000.00           $10,000.00             $10,000.00
 2/28/2002         9,828.04            9,733.00             9,725.93               9,827.09
 3/31/2002        10,604.35           10,480.85            10,507.63              10,566.76
 4/30/2002        10,904.02           10,532.34            10,603.39              10,806.92
 5/31/2002        10,452.68           10,139.78            10,132.79              10,374.64
 6/30/2002         9,912.02            9,571.83             9,630.02               9,836.70
 7/31/2002         8,512.14            8,270.82             8,175.60               9,231.51
 8/31/2002         8,592.87            8,314.65             8,154.78               9,231.51
 9/30/2002         8,067.01            7,726.09             7,569.15               8,645.53
10/31/2002         8,325.25            8,000.67             7,811.83               8,655.14
11/30/2002         8,758.91            8,591.09             8,508.99               8,962.54
12/31/2002         8,463.28            8,173.71             8,035.22               8,847.26
 1/31/2003         8,172.37            7,934.69             7,812.82               8,587.90
 2/28/2003         7,910.88            7,686.93             7,576.76               8,366.95
 3/31/2003         7,973.03            7,751.83             7,674.32               8,587.90
 4/30/2003         8,620.09            8,397.32             8,401.98               9,116.23
 5/31/2003         9,315.17            9,135.01             9,303.62               9,500.48
 6/30/2003         9,557.22            9,345.32             9,471.98               9,740.63
 7/31/2003        10,054.15            9,824.56            10,064.65               9,971.18
 8/31/2003        10,543.44           10,250.35            10,526.10              10,317.00
 9/30/2003        10,233.76           10,027.73            10,331.80              10,163.30
10/31/2003        11,120.83           10,815.72            11,199.44              10,854.95
11/30/2003        11,541.65           11,205.35            11,596.88              11,191.16
12/31/2003        11,746.09           11,516.96            11,832.16              11,268.01
 1/31/2004        12,083.82           11,881.83            12,346.22              11,536.98
 2/29/2004        12,316.35           12,088.59            12,456.89              11,671.47
 3/31/2004        12,476.87           12,219.66            12,572.99              11,825.17
 4/30/2004        12,063.21           11,799.69            11,931.96              11,402.50
 5/31/2004        12,247.80           11,902.39            12,121.87              11,479.35
 6/30/2004        12,926.37           12,410.50            12,632.37              11,969.26
 7/31/2004        12,218.07           11,756.57            11,781.79              11,354.47
 8/31/2004        12,110.24           11,653.72            11,721.24              11,258.41
 9/30/2004        12,748.83           12,233.23            12,271.50              11,834.77
10/31/2004        12,986.61           12,433.56            12,513.05              12,065.32
11/30/2004        14,096.39           13,415.45            13,598.42              12,977.91
12/31/2004        14,406.51           13,632.28            14,000.93              13,382.53
 1/31/2005        14,080.35           13,237.04            13,416.76              13,037.37
 2/28/2005        14,483.98           13,546.31            13,644.02              13,402.26
 3/31/2005        14,109.00           13,205.22            13,253.44              13,126.12
 4/30/2005        13,320.97           12,492.17            12,494.42              12,485.10
 5/31/2005        14,203.22           13,161.64            13,312.20              13,244.47
 6/30/2005        14,665.02           13,610.21            13,825.66              13,905.21
 7/31/2005        15,547.88           14,419.06            14,701.60              14,595.54
 8/31/2005        15,318.65           14,285.82            14,429.02              14,289.82
 9/30/2005        15,453.50           14,422.10            14,474.28              14,457.47
10/31/2005        14,969.77           13,979.36            14,024.86              13,875.63
11/30/2005        15,657.22           14,618.16            14,705.71              14,447.61
12/31/2005        15,513.06           14,662.52            14,638.50              14,447.70
 1/31/2006        16,811.76           15,779.73            15,951.17              15,223.77
 2/28/2006        16,685.83           15,675.42            15,907.25              15,191.87
 3/31/2006        17,504.54           16,365.87            16,679.02              15,787.22
 4/30/2006        17,502.95           16,488.85            16,676.31              15,914.79
 5/31/2006        16,703.65           15,692.92            15,739.76              15,106.83
 6/30/2006        16,706.79           15,586.29            15,840.96              15,223.77
 7/31/2006        16,132.79           15,056.97            15,325.52              14,872.94
 8/31/2006        16,410.60           15,354.84            15,779.26              15,117.46
 9/30/2006        16,559.77           15,426.56            15,910.63              15,351.34
10/31/2006        17,379.72           16,172.89            16,826.73              16,095.52
11/30/2006        17,861.13           16,644.44            17,269.36              16,680.23
12/31/2006        17,858.47           16,671.35            17,327.19              16,661.21
 1/31/2007        18,226.12           16,969.23            17,617.15              17,056.30
 2/28/2007        18,127.20           17,007.38            17,477.35              17,090.16
 3/31/2007        18,431.13           17,194.79            17,664.46              17,451.38
 4/30/2007        18,841.97           17,685.49            17,981.75              17,936.77
 5/31/2007        19,709.35           18,448.85            18,719.12              18,715.64
 6/30/2007        19,386.58           18,262.19            18,444.38              18,422.15
 7/31/2007        18,408.25           17,305.17            17,182.88              17,259.48
 8/31/2007        18,753.28           17,372.27            17,572.35              17,507.82
 9/30/2007        19,032.79           17,743.05            17,873.97              17,677.14
10/31/2007        19,386.86           18,172.11            18,386.79              18,038.36
11/30/2007        17,948.01           16,954.65            17,066.51              16,717.65
12/31/2007        17,805.51           16,991.91            17,055.86              16,529.27
 1/31/2008        16,934.72           15,867.69            15,892.75              15,449.09
 2/29/2008        16,413.20           15,563.87            15,303.65              14,858.75
 3/31/2008        16,476.74           15,430.42            15,367.76              14,645.23
 4/30/2008        17,138.02           16,176.47            16,011.21              15,398.84
 5/31/2008        17,895.04           16,975.78            16,746.72              16,114.78
 6/30/2008        16,543.10           15,796.42            15,457.43              15,022.04
 7/31/2008        16,884.60           15,838.47            16,029.45              15,160.20
 8/31/2008        17,589.86           16,203.50            16,608.81              15,499.33
 9/30/2008        16,401.67           14,689.87            15,285.42              14,155.38
10/31/2008        13,097.19           11,557.89            12,105.60              11,354.45
11/30/2008        11,567.00           10,352.97            10,673.67               9,935.14
12/31/2008        12,272.69           10,944.94            11,293.18              10,563.27
 1/31/2009        10,714.00            9,957.79            10,037.14               9,418.92
 2/28/2009         9,431.07            8,892.50             8,817.39               8,450.62
 3/31/2009        10,205.78            9,691.91             9,604.49               9,255.44
 4/30/2009        11,987.38           11,222.55            11,089.17              10,475.24
 5/31/2009        12,180.56           11,746.13            11,423.50              10,751.90
 6/30/2009        12,355.34           11,846.03            11,591.29              10,877.65
 7/31/2009        13,631.08           12,892.00            12,707.65              11,933.98
 8/31/2009        13,942.99           13,287.56            13,072.04              12,273.52
 9/30/2009        14,660.70           14,088.43            13,826.00              12,940.01
10/31/2009        13,825.59           13,313.37            12,887.28              12,323.82
11/30/2009        14,186.32           13,774.64            13,291.81              12,663.35
12/31/2009        15,410.79           14,720.67            14,361.73              13,531.05
 1/31/2010        14,889.32           14,196.85            13,833.05              13,304.69
 2/28/2010        15,529.07           14,836.62            14,456.17              13,757.40
 3/31/2010        16,737.44           15,844.49            15,632.74              14,801.16
 4/30/2010        17,716.29           16,637.38            16,517.46              15,480.22
 5/31/2010        16,437.26           15,422.20            15,264.56              14,511.92
 6/30/2010        15,275.58           14,412.91            14,081.65              13,531.05
 7/31/2010        16,244.36           15,333.15            15,049.33              14,348.44
 8/31/2010        15,031.75           14,424.50            13,935.11              13,342.42
 9/30/2010        16,745.38           16,036.18            15,671.37              14,876.61
10/31/2010        17,457.91           16,614.90            16,312.67              15,505.37
11/30/2010        18,080.17           17,178.48            16,878.29              16,096.41
12/31/2010        19,465.04           18,504.89            18,218.55              17,254.39
 1/31/2011        19,494.57           18,520.36            18,171.61              17,191.41
 2/28/2011        20,353.75           19,438.52            19,168.17              17,934.49
 3/31/2011        20,966.18           19,919.88            19,664.93              18,413.08
 4/30/2011        21,511.11           20,406.81            20,184.20              19,055.39
 5/31/2011        21,317.31           20,026.30            19,805.78              18,727.94
 6/30/2011        20,931.80           19,647.88            19,349.14              18,413.08
 7/31/2011        20,260.20           19,054.98            18,649.76              17,846.33
 8/31/2011        18,705.70           17,587.87            17,027.19              16,334.99
 9/30/2011        16,781.07           15,629.09            15,118.41              14,471.01
10/31/2011        19,297.54           17,919.07            17,406.70              16,750.61
11/30/2011        19,419.41           17,851.38            17,343.25              16,750.61
12/31/2011        19,662.78           17,800.38            17,457.81              16,883.50
 1/31/2012        20,956.20           18,990.47            18,691.22              18,004.87

                                   [END CHART]

                    Data from 1/31/02 to 1/31/12.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600(R) Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

o The unmanaged Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000(R) Index.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES* (Symbol: UISCX)


--------------------------------------------------------------------------------
                                               1/31/12              7/31/11
--------------------------------------------------------------------------------

Net Assets                                  $152.1 Million       $137.4 Million
Net Asset Value Per Share                      $14.33                $14.23


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------

7/31/11 to 1/31/12**               1 Year               Since Inception 8/01/08
       1.11%                       5.10%                         5.34%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------

 1 Year                                                  Since Inception 8/01/08
 -1.86%                                                           3.49%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                      0.98%


*The USAA Small Cap Stock Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                S&P SMALLCAP      USAA SMALL CAP STOCK      LIPPER SMALL-CAP      RUSSELL 2000(R)
                  600 INDEX     FUND INSTITUTIONAL SHARES   CORE FUNDS INDEX           INDEX
 7/31/2008       $10,000.00            $10,000.00              $10,000.00           $10,000.00
 8/31/2008        10,417.70             10,198.35               10,230.47            10,361.44
 9/30/2008         9,713.98              9,314.05                9,274.80             9,535.84
10/31/2008         7,756.89              7,471.07                7,297.35             7,552.10
11/30/2008         6,850.62              6,537.19                6,536.60             6,658.79
12/31/2008         7,268.57              6,952.86                6,910.35             7,045.27
 1/31/2009         6,345.43              6,197.84                6,287.09             6,261.69
 2/28/2009         5,585.61              5,558.97                5,614.49             5,500.74
 3/31/2009         6,044.43              6,098.28                6,119.22             5,991.78
 4/30/2009         7,099.59              6,903.08                7,085.63             6,918.00
 5/31/2009         7,214.01              7,093.91                7,416.20             7,125.92
 6/30/2009         7,317.52              7,168.59                7,479.27             7,231.25
 7/31/2009         8,073.09              7,882.13                8,139.67             7,927.69
 8/31/2009         8,257.82              8,106.14                8,389.42             8,155.02
 9/30/2009         8,682.88              8,545.88                8,895.07             8,625.37
10/31/2009         8,188.28              8,139.33                8,405.72             8,039.75
11/30/2009         8,401.93              8,371.65                8,696.95             8,292.13
12/31/2009         9,127.13              8,944.14                9,294.25             8,959.59
 1/31/2010         8,818.28              8,794.79                8,963.52             8,629.78
 2/28/2010         9,197.18              9,101.78                9,367.46             9,018.51
 3/31/2010         9,912.84              9,790.43               10,003.80             9,752.52
 4/30/2010        10,492.57             10,246.76               10,504.41            10,304.45
 5/31/2010         9,735.06              9,607.90                9,737.17             9,522.83
 6/30/2010         9,047.05              8,969.03                9,099.93             8,784.87
 7/31/2010         9,620.82              9,508.33                9,680.95             9,388.55
 8/31/2010         8,902.64              8,852.87                9,107.26             8,693.45
 9/30/2010         9,917.55              9,865.10               10,124.83             9,776.62
10/31/2010        10,339.55             10,288.25               10,490.22            10,176.69
11/30/2010        10,708.09             10,678.21               10,846.05            10,529.55
12/31/2010        11,528.28             11,458.87               11,683.51            11,365.68
 1/31/2011        11,545.77             11,417.17               11,693.27            11,336.40
 2/28/2011        12,054.63             11,917.56               12,272.98            11,958.10
 3/31/2011        12,417.35             12,234.47               12,576.89            12,268.01
 4/30/2011        12,740.08             12,659.80               12,884.33            12,591.96
 5/31/2011        12,625.30             12,451.30               12,644.08            12,355.87
 6/30/2011        12,396.98             12,242.81               12,405.16            12,071.00
 7/31/2011        11,999.22             11,867.52               12,030.82            11,634.69
 8/31/2011        11,078.56             10,866.74               11,104.52            10,622.44
 9/30/2011         9,938.69              9,632.45                9,867.80             9,431.65
10/31/2011        11,429.08             11,158.63               11,313.64            10,859.20
11/30/2011        11,501.26             11,158.63               11,270.90            10,819.62
12/31/2011        11,645.40             11,245.92               11,238.70            10,891.09
 1/31/2012        12,411.43             11,999.56               11,990.09            11,660.56

                                   [END CHART]

                      Data from 7/31/08 to 1/31/12.*

                      See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds Index, and Russell 2000(R) Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2012
                                (% of Net Assets)

Belden, Inc. .............................................................  1.8%
Carlisle Companies, Inc. .................................................  1.7%
Delphi Financial Group, Inc. "A" .........................................  1.5%
United Stationers, Inc. ..................................................  1.3%
Cato Corp. "A" ...........................................................  1.3%
Arbitron, Inc. ...........................................................  1.2%
Maximus, Inc. ............................................................  1.2%
Mueller Industries, Inc. .................................................  1.2%
Casey's General Stores, Inc. .............................................  1.1%
Charles River Laboratories International, Inc. ...........................  1.1%

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

INDUSTRIALS                                                                20.7%
FINANCIALS                                                                 16.4%
INFORMATION TECHNOLOGY                                                     15.4%
CONSUMER DISCRETIONARY                                                     14.5%
HEALTH CARE                                                                13.9%
ENERGY                                                                      6.2%
MATERIALS                                                                   5.1%
CONSUMER STAPLES                                                            2.8%
MONEY MARKET INSTRUMENTS                                                    2.7%
UTILITIES                                                                   2.3%
TELECOMMUNICATION SERVICES                                                  0.4%

                                   [END CHART]

You will find a complete list of securities that the Fund owns on pages 13-28.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                  VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393               63,843,596
Daniel S. McNamara                     6,665,041,690               59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396               51,200,593
Michael F. Reimherr                    6,655,017,938               69,637,051
Paul L. McNamara                       6,652,482,258               72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137               74,534,852

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.7%)

             CONSUMER DISCRETIONARY (14.5%)
             ------------------------------
             ADVERTISING (1.6%)
    294,937  Arbitron, Inc.                                             $ 10,532
     80,430  Digital Generation, Inc.*                                     1,118
    124,570  National Cinemedia, Inc.                                      1,697
                                                                        --------
                                                                          13,347
                                                                        --------
             APPAREL RETAIL (4.2%)
    127,100  Ann, Inc.*                                                    3,084
    228,100  Ascena Retail Group, Inc.*                                    8,068
    409,564  Cato Corp. "A"                                               10,980
    143,455  Express, Inc.*                                                3,104
     89,950  Finish Line, Inc. "A"                                         1,903
    552,350  Stage Stores, Inc.                                            8,495
                                                                        --------
                                                                          35,634
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
     11,350  Oxford Industries, Inc.                                         578
     64,100  True Religion Apparel, Inc.*                                  2,323
     74,800  Warnaco Group, Inc.*                                          4,357
                                                                        --------
                                                                           7,258
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.4%)
     12,413  Dorman Products, Inc.*                                          539
     74,000  Standard Motor Products, Inc.                                 1,531
     50,000  Tenneco, Inc.*                                                1,605
                                                                        --------
                                                                           3,675
                                                                        --------
             CABLE & SATELLITE (0.1%)
     33,400  Knology, Inc.*                                                  503
                                                                        --------
             CASINOS & GAMING (0.5%)
     97,000  Ameristar Casinos, Inc.                                       1,897
     27,000  Churchill Downs, Inc.                                         1,511
     95,700  Pinnacle Entertainment, Inc.*                                   928
                                                                        --------
                                                                           4,336
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DEPARTMENT STORES (0.0%)
     43,900  Bon-Ton Stores, Inc.                                       $    178
                                                                        --------
             EDUCATION SERVICES (0.1%)
     18,100  Capella Education Co.*                                          766
                                                                        --------
             FOOTWEAR (0.4%)
     44,200  Crocs, Inc.*                                                    841
    193,000  Skechers U.S.A., Inc. "A"*                                    2,347
                                                                        --------
                                                                           3,188
                                                                        --------
             GENERAL MERCHANDISE STORES (0.7%)
    410,400  Fred's, Inc. "A"                                              6,054
                                                                        --------
             HOME FURNISHINGS (0.0%)
     60,030  Kid Brands, Inc.*                                               206
                                                                        --------
             HOMEFURNISHING RETAIL (0.3%)
     67,100  Cost Plus, Inc.*                                                909
     57,100  Select Comfort Corp.*                                         1,432
                                                                        --------
                                                                           2,341
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
    124,500  Choice Hotels International, Inc.                             4,524
                                                                        --------
             HOUSEHOLD APPLIANCES (0.9%)
    243,800  Helen of Troy Ltd.*                                           7,843
                                                                        --------
             INTERNET RETAIL (0.1%)
     41,700  NutriSystem, Inc.                                               496
                                                                        --------
             LEISURE FACILITIES (0.1%)
     86,000  Town Sports International Holdings, Inc.*                       763
                                                                        --------
             LEISURE PRODUCTS (0.4%)
    176,000  LeapFrog Enterprises, Inc. "A"*                               1,019
     33,800  Polaris Industries, Inc.                                      2,177
                                                                        --------
                                                                           3,196
                                                                        --------
             RESTAURANTS (2.0%)
    190,460  CEC Entertainment, Inc.                                       6,698
     54,580  Cracker Barrel Old Country Store, Inc.                        2,864
    194,412  Krispy Kreme Doughnuts, Inc.*                                 1,425
     16,500  P.F. Chang's China Bistro, Inc.                                 537
     52,839  Red Robin Gourmet Burgers, Inc.*                              1,623
    458,500  Sonic Corp.*                                                  3,141
     44,543  Texas Roadhouse, Inc. "A"                                       675
                                                                        --------
                                                                          16,963
                                                                        --------

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (1.1%)
     39,300  Coinstar, Inc.*                                            $  1,954
    155,821  Matthews International Corp. "A"                              5,136
     46,442  Sotheby's Holdings, Inc. "A"                                  1,557
     24,600  Steiner Leisure Ltd.*                                         1,215
                                                                        --------
                                                                           9,862
                                                                        --------
             SPECIALTY STORES (0.3%)
     13,712  Big 5 Sporting Goods Corp.                                      109
     51,278  Hibbett Sports, Inc.*                                         2,458
                                                                        --------
                                                                           2,567
                                                                        --------
             Total Consumer Discretionary                                123,700
                                                                        --------
             CONSUMER STAPLES (2.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
    161,998  Darling International, Inc.*                                  2,475
                                                                        --------
             BREWERS (0.1%)
      8,700  Boston Beer Co., Inc. "A"*                                      870
                                                                        --------
             FOOD DISTRIBUTORS (0.0%)
     14,140  Spartan Stores, Inc.                                            265
                                                                        --------
             FOOD RETAIL (1.3%)
    185,424  Casey's General Stores, Inc.                                  9,446
     27,310  Pantry, Inc.*                                                   329
     27,500  Ruddick Corp.                                                 1,109
                                                                        --------
                                                                          10,884
                                                                        --------
             PACKAGED FOODS & MEAT (0.4%)
     67,800  B&G Foods, Inc. "A"                                           1,537
      9,600  Diamond Foods, Inc.                                             349
     19,539  Hain Celestial Group, Inc.*                                     754
    166,100  Smart Balance, Inc.*                                            880
                                                                        --------
                                                                           3,520
                                                                        --------
             PERSONAL PRODUCTS (0.6%)
      5,200  Inter Parfums, Inc.                                              87
     81,403  Nu Skin Enterprises, Inc. "A"                                 4,066
     28,200  USANA Health Sciences, Inc.*                                    981
                                                                        --------
                                                                           5,134
                                                                        --------
             SOFT DRINKS (0.1%)
      1,400  Coca-Cola Bottling Co. Consolidated                              85
     30,000  National Beverage Corp.*                                        502
                                                                        --------
                                                                             587
                                                                        --------
             Total Consumer Staples                                       23,735
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ENERGY (6.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.3%)
     87,600  Cloud Peak Energy, Inc.*                                   $  1,660
    147,400  Patriot Coal Corp.*                                           1,120
                                                                        --------
                                                                           2,780
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (2.5%)
     27,136  Basic Energy Services, Inc.*                                    489
     91,100  Bristow Group, Inc.                                           4,469
    107,664  Cal Dive International, Inc.*                                   324
     56,300  Complete Production Services, Inc.*                           1,897
     65,000  Global Geophysical Services, Inc.*                              586
     36,338  Gulfmark Offshore, Inc.*                                      1,661
    191,800  Key Energy Services, Inc.*                                    2,777
    115,975  Matrix Service Co.*                                           1,350
     71,200  Mitcham Industries, Inc.*                                     1,564
     92,412  RPC, Inc.                                                     1,409
     53,189  Seacor Holdings, Inc.*                                        4,869
                                                                        --------
                                                                          21,395
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (2.2%)
     44,300  Callon Petroleum Co.*                                           266
     34,200  Carrizo Oil & Gas, Inc.*                                        831
     19,700  Contango Oil & Gas Co.*                                       1,227
     81,207  Energy XXI Ltd.*                                              2,666
    129,600  GeoResources, Inc.*                                           3,967
    263,600  Penn Virginia Corp.                                           1,220
     68,116  Rosetta Resources, Inc.*                                      3,269
     66,400  Stone Energy Corp.*                                           1,863
    161,600  VAALCO Energy, Inc.*                                          1,005
     88,355  W&T Offshore, Inc.                                            1,909
                                                                        --------
                                                                          18,223
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.6%)
     86,800  Alon USA Energy, Inc.                                           839
    100,700  CVR Energy, Inc.*                                             2,511
    121,200  Western Refining, Inc.                                        2,003
                                                                        --------
                                                                           5,353
                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     28,326  Golar LNG Ltd.                                                1,161
    408,600  Scorpio Tankers, Inc.*                                        2,358
     41,400  Targa Resources Corp.                                         1,716
                                                                        --------
                                                                           5,235
                                                                        --------
             Total Energy                                                 52,986
                                                                        --------

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             FINANCIALS (16.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    443,600  Ares Capital Corp.                                         $  7,031
     24,656  Calamos Asset Management, Inc. "A"                              308
                                                                        --------
                                                                           7,339
                                                                        --------
             CONSUMER FINANCE (1.1%)
     61,479  Advance America, Cash Advance Centers, Inc.                     484
     37,200  Cash America International, Inc.                              1,632
     64,560  DFC Global Corp.*                                             1,272
     80,760  EZCORP, Inc. "A"*                                             2,166
     40,799  First Cash Financial Services, Inc.*                          1,642
     34,251  World Acceptance Corp.*                                       2,182
                                                                        --------
                                                                           9,378
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.0%)
     15,100  HFF, Inc. "A"*                                                  213
                                                                        --------
             LIFE & HEALTH INSURANCE (2.3%)
     54,100  CNO Financial Group, Inc.*                                      363
    281,300  Delphi Financial Group, Inc. "A"                             12,521
     35,242  FBL Financial Group, Inc. "A"                                 1,224
    240,800  Primerica, Inc.                                               5,900
                                                                        --------
                                                                          20,008
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.7%)
     21,273  Alleghany Corp.*                                              6,155
    183,100  Amerisafe, Inc.*                                              4,501
    222,534  Assured Guaranty Ltd.                                         3,451
     14,900  Tower Group, Inc.                                               322
                                                                        --------
                                                                          14,429
                                                                        --------
             REGIONAL BANKS (4.5%)
    640,014  First Busey Corp.                                             3,206
    382,260  First Niagara Financial Group, Inc.                           3,658
    492,700  First Midwest Bancorp, Inc.                                   5,361
    121,800  Hancock Holding Co.                                           4,044
    387,780  International Bancshares Corp.                                7,453
    196,800  MB Financial, Inc.                                            3,572
     15,315  Signature Bank*                                                 890
     13,800  SVB Financial Group*                                            801
    336,100  Webster Financial Corp.                                       7,125
     53,600  Westamerica Bancorp                                           2,490
                                                                        --------
                                                                          38,600
                                                                        --------
             REINSURANCE (0.6%)
    150,000  Platinum Underwriters Holdings Ltd.                           5,138
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.3%)
     35,400  Gladstone Commercial Corp.                                 $    642
     27,300  PS Business Parks, Inc.                                       1,696
                                                                        --------
                                                                           2,338
                                                                        --------
             REITs - MORTGAGE (0.3%)
    416,500  Newcastle Investment Corp.                                    2,233
                                                                        --------
             REITs - OFFICE (0.5%)
     16,200  Highwoods Properties, Inc.                                      536
    125,200  Mack-Cali Realty Corp.                                        3,601
                                                                        --------
                                                                           4,137
                                                                        --------
             REITs - RESIDENTIAL (1.4%)
    348,716  Campus Crest Communities, Inc.                                3,728
    348,568  Education Realty Trust, Inc.                                  3,730
     50,100  Home Properties, Inc.                                         2,985
     27,700  Mid-America Apartment Communities, Inc.                       1,770
                                                                        --------
                                                                          12,213
                                                                        --------
             REITs - RETAIL (0.5%)
    117,000  CBL & Associates Properties, Inc.                             2,032
     92,900  Tanger Factory Outlet Centers, Inc.                           2,741
                                                                        --------
                                                                           4,773
                                                                        --------
             REITs - SPECIALIZED (1.0%)
    433,294  DiamondRock Hospitality Co.                                   4,567
    123,900  Extra Space Storage, Inc.                                     3,261
    139,000  Strategic Hotel Capital, Inc.*                                  863
                                                                        --------
                                                                           8,691
                                                                        --------
             SPECIALIZED FINANCE (0.1%)
     17,810  MarketAxess Holdings, Inc.                                      553
     38,000  NewStar Financial, Inc.*                                        369
                                                                        --------
                                                                             922
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (1.2%)
    230,704  Flushing Financial Corp.                                      3,024
    570,500  Northwest Bancshares, Inc.                                    7,029
                                                                        --------
                                                                          10,053
                                                                        --------
             Total Financials                                            140,465
                                                                        --------
             HEALTH CARE (13.9%)
             -------------------
             BIOTECHNOLOGY (2.3%)
     41,900  Acorda Therapeutics, Inc.*                                    1,070
    160,020  Alkermes plc*                                                 3,010

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     42,780  Cepheid*                                                   $  1,885
     92,800  Cubist Pharmaceuticals, Inc.*                                 3,788
     70,991  Emergent BioSolutions, Inc.*                                  1,205
    131,800  Enzon Pharmaceuticals, Inc.*                                    940
     99,700  Isis Pharmaceuticals, Inc.*                                     813
    213,300  Nabi Biopharmaceuticals*                                        394
    136,270  Neurocrine Biosciences, Inc.*                                 1,267
     16,400  Onyx Pharmaceuticals, Inc.*                                     671
    237,510  PDL BioPharma, Inc.                                           1,518
    295,743  SciClone Pharmaceuticals, Inc.*                               1,417
    133,900  Spectrum Pharmaceuticals, Inc.*                               1,884
                                                                        --------
                                                                          19,862
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.2%)
     32,500  Owens & Minor, Inc.                                             988
     38,900  PSS World Medical, Inc.*                                        944
                                                                        --------
                                                                           1,932
                                                                        --------
             HEALTH CARE EQUIPMENT (1.6%)
    108,200  Cyberonics, Inc.*                                             3,516
     72,046  Integra LifeSciences Holdings Corp.*                          2,127
    101,026  Invacare Corp.                                                1,726
     49,170  Kensey Nash Corp.                                             1,141
     81,200  Natus Medical, Inc.*                                            918
     34,700  NuVasive, Inc.*                                                 538
     27,770  Sirona Dental Systems, Inc.*                                  1,343
     82,850  Steris Corp.                                                  2,492
                                                                        --------
                                                                          13,801
                                                                        --------
             HEALTH CARE FACILITIES (0.8%)
    259,800  AmSurg Corp.*                                                 6,690
     41,600  Select Medical Holdings Corp.*                                  345
                                                                        --------
                                                                           7,035
                                                                        --------
             HEALTH CARE SERVICES (1.2%)
     14,300  Air Methods Corp.*                                            1,206
     20,333  Bio-Reference Laboratories, Inc.*                               394
     49,776  Bioscrip, Inc.*                                                 269
     34,360  Chemed Corp.                                                  1,929
     87,474  CorVel Corp.*                                                 4,258
     62,900  LHC Group, Inc.*                                                932
     10,900  Metro Health Networks, Inc.*                                     87
     43,652  Providence Service Corp.*                                       659
                                                                        --------
                                                                           9,734
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (1.7%)
     83,470  Haemonetics Corp.*                                         $  5,422
    162,000  ICU Medical, Inc.*                                            7,528
     52,218  Merit Medical Systems, Inc.*                                    737
    311,600  RTI Biologics, Inc.*                                          1,075
                                                                        --------
                                                                          14,762
                                                                        --------
             HEALTH CARE TECHNOLOGY (0.1%)
     12,719  Computer Programs and Systems, Inc.                             728
     59,700  Merge Healthcare, Inc.*                                         327
                                                                        --------
                                                                           1,055
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (2.5%)
     18,100  Bio-Rad Laboratories, Inc. "A"*                               1,839
    279,600  Charles River Laboratories International, Inc.*               9,442
    464,900  ICON plc ADR*                                                 9,070
     63,600  Luminex Corp.*                                                1,253
                                                                        --------
                                                                          21,604
                                                                        --------
             MANAGED HEALTH CARE (1.1%)
     58,400  Centene Corp.*                                                2,640
     85,925  Molina Healthcare, Inc.*                                      2,630
     59,291  WellCare Health Plans, Inc.*                                  3,543
                                                                        --------
                                                                           8,813
                                                                        --------
             PHARMACEUTICALS (2.4%)
     41,800  Hi-Tech Pharmacal Co., Inc.*                                  1,629
     88,100  Impax Laboratories, Inc.*                                     1,662
     66,400  ISTA Pharmaceuticals, Inc.*                                     535
     17,200  Jazz Pharmaceuticals plc*                                       800
    159,105  Medicines Co.*                                                3,201
     11,900  Medicis Pharmaceutical Corp. "A"                                394
    129,565  Par Pharmaceutical Companies, Inc.*                           4,679
    114,132  Questcor Pharmaceuticals, Inc.*                               4,044
     27,700  Salix Pharmaceuticals Ltd.*                                   1,335
     77,490  Santarus, Inc.*                                                 380
     65,150  ViroPharma, Inc.*                                             1,941
                                                                        --------
                                                                          20,600
                                                                        --------
             Total Health Care                                           119,198
                                                                        --------
             INDUSTRIALS (20.7%)
             -------------------
             AEROSPACE & DEFENSE (0.9%)
     32,300  Ceradyne, Inc.*                                               1,069
     25,900  Cubic Corp.                                                   1,198
    185,101  GenCorp, Inc.*                                                1,016

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     49,650  HEICO Corp.                                                $  2,760
     20,100  LMI Aerospace, Inc.*                                            398
     29,700  Teledyne Technologies, Inc.*                                  1,686
                                                                        --------
                                                                           8,127
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.2%)
     20,400  Forward Air Corp.                                               714
     74,400  Pacer International, Inc.*                                      449
     18,100  Park-Ohio Holdings Corp.*                                       360
                                                                        --------
                                                                           1,523
                                                                        --------
             AIRLINES (0.5%)
     27,200  Alaska Air Group, Inc.*                                       2,071
    216,633  Hawaiian Holdings, Inc.*                                      1,508
     67,800  US Airways Group, Inc.*                                         572
                                                                        --------
                                                                           4,151
                                                                        --------
             COMMERCIAL PRINTING (0.1%)
    175,110  Cenveo, Inc.*                                                   587
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.7%)
     96,469  Dycom Industries, Inc.*                                       2,062
     40,914  Michael Baker Corp.*                                          1,002
     76,300  MYR Group, Inc.*                                              1,524
     12,705  Primoris Services Corp.                                         202
    102,600  Sterling Construction Co., Inc.*                              1,232
                                                                        --------
                                                                           6,022
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     12,700  NACCO Industries, Inc. "A"                                    1,298
     39,900  Sauer-Danfoss, Inc.*                                          2,011
                                                                        --------
                                                                           3,309
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (1.3%)
     10,100  Enernoc, Inc.*                                                   92
    148,800  G & K Services, Inc. "A"                                      4,889
     33,131  Healthcare Services Group, Inc.                                 619
     16,500  Portfolio Recovery Associates, Inc.*                          1,072
     75,200  UniFirst Corp.                                                4,541
      7,200  Viad Corp.                                                      146
                                                                        --------
                                                                          11,359
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.0%)
    100,400  Acuity Brands, Inc.                                           5,846
    401,190  Belden, Inc.                                                 15,731
     43,495  Generac Holdings, Inc.*                                       1,264
     73,433  Woodward Governor Co.                                         3,083
                                                                        --------
                                                                          25,924
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
     59,650  ABM Industries, Inc.                                       $  1,294
    197,637  Standard Parking Corp.*                                       3,494
     26,219  Team, Inc.*                                                     765
    113,076  Tetra Tech, Inc.*                                             2,616
                                                                        --------
                                                                           8,169
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
     83,565  Insperity, Inc.                                               2,341
     49,800  Kelly Services, Inc. "A"                                        805
                                                                        --------
                                                                           3,146
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.7%)
    302,800  Carlisle Companies, Inc.                                     14,453
                                                                        --------
             INDUSTRIAL MACHINERY (3.5%)
     99,500  Actuant Corp. "A"                                             2,522
    305,703  Albany International Corp. "A"                                7,343
     58,579  Altra Holdings, Inc.*                                         1,124
     19,600  CLARCOR, Inc.                                                 1,008
    202,197  ESCO Technologies, Inc.                                       6,080
     37,100  Kadant, Inc.*                                                   900
    221,300  Mueller Industries, Inc.                                      9,784
      3,276  TriMas Corp.*                                                    71
     27,400  Watts Water Technologies, Inc. "A"                            1,056
                                                                        --------
                                                                          29,888
                                                                        --------
             MARINE (0.7%)
     96,005  Kirby Corp.*                                                  6,410
                                                                        --------
             OFFICE SERVICES & SUPPLIES (2.5%)
    575,400  ACCO Brands Corp.*                                            6,111
    107,100  Knoll, Inc.                                                   1,709
     90,627  Steelcase, Inc. "A"                                             789
     81,468  Sykes Enterprises, Inc.*                                      1,428
    347,468  United Stationers, Inc.                                      11,234
                                                                        --------
                                                                          21,271
                                                                        --------
             RAILROADS (1.0%)
    135,300  Genesee & Wyoming, Inc. "A"*                                  8,402
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.5%)
     33,800  CRA International, Inc.*                                        730
     96,923  Dolan Co.*                                                      914
     47,800  Huron Consulting Group, Inc.*                                 1,792
     45,231  ICF International, Inc.*                                      1,282
                                                                        --------
                                                                           4,718
                                                                        --------

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SECURITY & ALARM SERVICES (0.3%)
     79,900  Brink's Co.                                                $  2,252
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (1.4%)
     56,850  Applied Industrial Technologies, Inc.                         2,193
     17,916  CAI International, Inc.*                                        312
     14,649  DXP Enterprises, Inc.*                                          494
    182,900  GATX Corp.                                                    7,854
      8,122  H&E Equipment Services, Inc.*                                   138
     71,400  Houston Wire & Cable Co.                                      1,019
                                                                        --------
                                                                          12,010
                                                                        --------
             TRUCKING (0.6%)
     33,063  Dollar Thrifty Automotive Group, Inc.*                        2,435
     35,900  Knight Transportation, Inc.                                     632
     35,600  Old Dominion Freight Line, Inc.*                              1,518
     66,300  Quality Distribution, Inc.*                                     814
                                                                        --------
                                                                           5,399
                                                                        --------
             Total Industrials                                           177,120
                                                                        --------
             INFORMATION TECHNOLOGY (15.4%)
             ------------------------------
             APPLICATION SOFTWARE (2.1%)
     83,576  ACI Worldwide, Inc.*                                          2,539
    170,000  Actuate Corp.*                                                  979
    100,527  Epiq Systems, Inc.                                            1,225
     42,007  Fair Isaac Corp.                                              1,522
     32,391  Interactive Intelligence Group, Inc.*                           836
     77,070  JDA Software Group, Inc.*                                     2,271
     16,600  Kenexa Corp.*                                                   399
    210,423  Magma Design Automation, Inc.*                                1,507
      6,084  Manhattan Associates, Inc.*                                     267
    110,800  Net 1 UEPS Technologies, Inc.*                                1,175
     60,900  Parametric Technology Corp.*                                  1,533
     20,000  Pegasystems, Inc.                                               567
    118,890  Quest Software, Inc.*                                         2,419
     50,600  SeaChange International, Inc.*                                  363
    120,280  Smith Micro Software, Inc.*                                     219
      4,300  Verint Systems, Inc.*                                           122
                                                                        --------
                                                                          17,943
                                                                        --------
             COMMUNICATIONS EQUIPMENT (1.1%)
     44,780  ADTRAN, Inc.                                                  1,551
     67,700  Aruba Networks, Inc.*                                         1,501
     96,800  Harmonic, Inc.*                                                 568
     30,270  InterDigital, Inc.                                            1,130

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     45,600  Ixia*                                                      $    557
     66,900  Netgear, Inc.*                                                2,664
     86,850  Oplink Communications, Inc.*                                  1,627
                                                                        --------
                                                                           9,598
                                                                        --------
             COMPUTER HARDWARE (0.8%)
    137,396  Cray, Inc.*                                                   1,025
    188,500  Diebold, Inc.                                                 5,973
                                                                        --------
                                                                           6,998
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
    120,040  Datalink Corp.*                                               1,106
     54,500  Intermec, Inc.*                                                 460
                                                                        --------
                                                                           1,566
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
     52,088  CSG Systems International, Inc.*                                848
     65,637  ExlService Holdings, Inc.*                                    1,585
    154,990  Global Cash Access Holdings, Inc.*                              821
     60,800  Henry Jack & Associates, Inc.                                 2,079
     31,030  Online Resources Corp.*                                          83
     97,650  TeleTech Holdings, Inc.*                                      1,656
     41,038  TNS, Inc.*                                                      757
     40,800  VeriFone Holdings, Inc.*                                      1,742
                                                                        --------
                                                                           9,571
                                                                        --------
             ELECTRONIC COMPONENTS (0.1%)
     17,108  Aeroflex Holding Corp.*                                         217
     12,100  DTS, Inc.*                                                      343
                                                                        --------
                                                                             560
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
     93,898  Coherent, Inc.*                                               5,247
     40,858  Daktronics, Inc.                                                447
      8,200  FEI Co.*                                                        361
    166,930  MTS Systems Corp.                                             7,661
    108,350  Newport Corp.*                                                2,001
                                                                        --------
                                                                          15,717
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
     23,640  DDi Corp.                                                       230
     21,500  Echelon Corp.*                                                  111
     80,100  Kemet Corp.*                                                    736
     37,200  Plexus Corp.*                                                 1,348
    155,700  Sanmina-SCI Corp.*                                            1,710
                                                                        --------
                                                                           4,135
                                                                        --------

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
    109,400  Take-Two Interactive Software, Inc.*                       $  1,707
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.8%)
     31,305  Dealertrack Holdings, Inc.*                                     856
     61,137  Digital River, Inc.*                                            979
     78,000  J2 Global, Inc.                                               2,103
     51,575  Keynote Systems, Inc.                                         1,009
      9,000  Opentable, Inc.*                                                433
     25,000  The Active Network, Inc.*                                       372
    163,400  United Online, Inc.                                             928
                                                                        --------
                                                                           6,680
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.7%)
     74,575  Acxiom Corp.*                                                 1,023
     34,600  CACI International, Inc. "A"*                                 2,031
    104,500  Lionbridge Technologies, Inc.*                                  287
    219,900  Maximus, Inc.                                                 9,902
     41,300  Unisys Corp.*                                                   866
     22,900  Virtusa Corp.*                                                  366
                                                                        --------
                                                                          14,475
                                                                        --------
             OFFICE ELECTRONICS (0.6%)
    133,300  Zebra Technologies Corp. "A"*                                 5,047
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.7%)
    265,200  Amkor Technology, Inc.*                                       1,520
     67,700  Amtech Systems, Inc.*                                           690
     23,800  Cohu, Inc.                                                      312
     84,081  GT Advanced Technologies, Inc.*                                 725
    203,900  Kulicke & Soffa Industries, Inc.*                             2,204
      4,658  Rubicon Technology, Inc.*                                        50
                                                                        --------
                                                                           5,501
                                                                        --------
             SEMICONDUCTORS (1.7%)
    313,631  Applied Micro Circuits Corp.*                                 2,456
    129,000  Cirrus Logic, Inc.*                                           2,635
    340,200  Integrated Device Technology, Inc.*                           2,157
    142,309  IXYS Corp.*                                                   1,953
     82,400  Microsemi Corp.*                                              1,630
    156,600  RF Micro Devices, Inc.*                                         781
     61,180  Semtech Corp.*                                                1,744
     33,588  Standard Microsystems Corp.*                                    865
                                                                        --------
                                                                          14,221
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (1.4%)
     34,928  CommVault Systems, Inc.*                                   $  1,642
    128,700  Progress Software Corp.*                                      3,003
     96,154  TeleCommunication Systems, Inc. "A"*                            225
    390,500  Websense, Inc.*                                               7,380
                                                                        --------
                                                                          12,250
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.6%)
     43,000  Anixter International, Inc.*                                  2,817
    210,855  Brightpoint, Inc.*                                            2,471
                                                                        --------
                                                                           5,288
                                                                        --------
             Total Information Technology                                131,257
                                                                        --------
             MATERIALS (5.1%)
             ----------------
             ALUMINUM (0.1%)
     91,500  Noranda Aluminum Holding Corp.                                  960
                                                                        --------
             COMMODITY CHEMICALS (0.5%)
    104,400  Koppers Holdings, Inc.                                        3,966
     18,849  TPC Group, Inc.*                                                619
                                                                        --------
                                                                           4,585
                                                                        --------
             DIVERSIFIED CHEMICALS (0.1%)
     27,700  LSB Industries, Inc.*                                           971
                                                                        --------
             FOREST PRODUCTS (0.8%)
     95,300  Deltic Timber Corp.                                           6,492
                                                                        --------
             GOLD (0.1%)
    101,900  Jaguar Mining, Inc.*                                            733
                                                                        --------
             METAL & GLASS CONTAINERS (1.1%)
    127,700  AptarGroup, Inc.                                              6,694
     50,600  Greif, Inc. "A"                                               2,451
                                                                        --------
                                                                           9,145
                                                                        --------
             PAPER PACKAGING (0.0%)
     38,700  Graphic Packaging Holding Co.*                                  194
                                                                        --------
             PAPER PRODUCTS (0.1%)
     28,600  Neenah Paper, Inc.                                              680
                                                                        --------
             PRECIOUS METALS & MINERALS (0.5%)
     77,200  Coeur d'Alene Mines Corp.*                                    2,135
    414,650  Hecla Mining Co.                                              2,181
                                                                        --------
                                                                           4,316
                                                                        --------

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (1.7%)
     14,400  A. Schulman, Inc.                                          $    353
     54,530  Innophos Holdings, Inc.                                       2,722
     80,954  Omnova Solutions, Inc.*                                         402
    145,910  PolyOne Corp.                                                 2,104
     58,700  Rockwood Holdings, Inc.*                                      2,964
    389,161  Zep, Inc.                                                     6,374
                                                                        --------
                                                                          14,919
                                                                        --------
             STEEL (0.1%)
     16,900  Handy & Harman Ltd.*                                            199
     43,412  Worthington Industries, Inc.                                    799
                                                                        --------
                                                                             998
                                                                        --------
             Total Materials                                              43,993
                                                                        --------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.2%)
     44,700  Cogent Communications Group, Inc.*                              681
    400,100  Vonage Holdings Corp.*                                        1,013
                                                                        --------
                                                                           1,694
                                                                        --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
     10,900  HickoryTech Corp.                                               125
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     81,620  USA Mobility, Inc.                                            1,155
                                                                        --------
             Total Telecommunication Services                              2,974
                                                                        --------
             UTILITIES (2.3%)
             ----------------
             ELECTRIC UTILITIES (1.1%)
    142,600  UniSource Energy Corp.                                        5,313
    159,700  Weststar Energy, Inc.                                         4,542
                                                                        --------
                                                                           9,855
                                                                        --------
             GAS UTILITIES (1.2%)
    132,800  Atmos Energy Corp.                                            4,304
     50,350  New Jersey Resources Corp.                                    2,403
      7,300  South Jersey Industries, Inc.                                   400
     65,700  WGL Holdings, Inc.                                            2,802
                                                                        --------
                                                                           9,909
                                                                        --------
             WATER UTILITIES (0.0%)
     11,392  Consolidated Water Co. Ltd.                                      89
                                                                        --------
             Total Utilities                                              19,853
                                                                        --------
             Total Common Stocks (cost: $689,294)                        835,281
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.7%)

             MONEY MARKET FUNDS (2.7%)
 23,192,634  State Street Institutional Liquid Reserve Fund, 0.18%(a)
                (cost: $23,193)                                                         $ 23,193
                                                                                        --------
             Total Money Market Instruments (cost: $23,193)                               23,193
                                                                                        --------

             TOTAL INVESTMENTS (COST: $712,487)                                         $858,474
                                                                                        ========

------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS          INPUTS       TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $835,281                  $-              $-    $835,281

Money Market Instruments:
  Money Market Funds                      23,193                   -               -      23,193
------------------------------------------------------------------------------------------------
Total                                   $858,474                  $-              $-    $858,474
------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT  Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $712,487)                $858,474
   Cash                                                                            2,169
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                            188
         Nonaffiliated transactions                                                  434
      Dividends and interest                                                         301
      Securities sold                                                              3,713
                                                                                --------
         Total assets                                                            865,279
                                                                                --------
LIABILITIES
   Payables:
      Payable for return of collateral for securities loaned (Note 5)                  2
      Securities purchased                                                         8,993
      Capital shares redeemed:
         Nonaffiliated transactions                                                  652
   Accrued management fees                                                           529
   Accrued transfer agent's fees                                                     100
   Other accrued expenses and payables                                                82
                                                                                --------
         Total liabilities                                                        10,358
                                                                                --------
            Net assets applicable to capital shares outstanding                 $854,921
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $742,268
   Accumulated overdistribution of net investment income                            (412)
   Accumulated net realized loss on investments                                  (32,922)
   Net unrealized appreciation of investments                                    145,987
                                                                                --------
            Net assets applicable to capital shares outstanding                 $854,921
                                                                                ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $702,843/49,188 shares outstanding)            $  14.29
                                                                                ========
      Institutional Shares (net assets of $152,078/10,616 shares outstanding)   $  14.33
                                                                                ========

See accompanying notes to financial statements.

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $ 4,902
   Interest                                                                   14
   Securities lending (net)                                                   66
                                                                         -------
      Total income                                                         4,982
                                                                         -------
EXPENSES
   Management fees                                                         2,855
   Administration and servicing fees:
      Fund Shares                                                            482
      Institutional Shares                                                    61
   Transfer agent's fees:
      Fund Shares                                                          1,118
      Institutional Shares                                                    61
   Custody and accounting fees:
      Fund Shares                                                             65
      Institutional Shares                                                    13
   Postage:
      Fund Shares                                                             33
   Shareholder reporting fees:
      Fund Shares                                                             21
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             24
      Institutional Shares                                                     2
   Professional fees                                                          46
   Other                                                                      11
                                                                         -------
         Total expenses                                                    4,799
   Expenses paid indirectly:
      Fund Shares                                                             (2)
         Net expenses                                                      4,797
                                                                         -------
NET INVESTMENT INCOME                                                        185
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       5,062
   Change in net unrealized appreciation/depreciation                      3,962
                                                                         -------
         Net realized and unrealized gain                                  9,024
                                                                         -------
   Increase in net assets resulting from operations                      $ 9,209
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                         1/31/2012     7/31/2011
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                  $    185      $  1,553
   Net realized gain on investments                          5,062        76,331
   Change in net unrealized appreciation/depreciation
      of investments                                         3,962        66,623
                                                          ----------------------
      Increase in net assets resulting from operations       9,209       144,507
                                                          ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                             (260)         (958)
      Institutional Shares                                    (539)         (542)
                                                          ----------------------
         Distributions to shareholders                        (799)       (1,500)
                                                          ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                              (3,737)       35,971
   Institutional Shares                                     12,171        38,054
                                                          ----------------------
         Total net increase in net assets from
            capital share transactions                       8,434        74,025
                                                          ----------------------
   Net increase in net assets                               16,844       217,032

NET ASSETS
   Beginning of period                                     838,077       621,045
                                                          ----------------------
   End of period                                          $854,921      $838,077
                                                          ======================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                          $   (412)     $    202
                                                          ======================

See accompanying notes to financial statements.

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

        or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

        duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

    Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended January 31, 2012, the Fund
    Shares received brokerage commission recapture credits of $2,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $33,805,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2018. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $136,021,000 and $124,467,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $186,365,000 and $40,378,000, respectively, resulting in net unrealized appreciation of $145,987,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund received securities-lending income of $66,000, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities on loan. However, a payable to Lehman Brothers, Inc. of $2,000 remains for unclaimed cash collateral and interest on prior lending of securities.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED              YEAR ENDED
                                         1/31/2012                7/31/2011
--------------------------------------------------------------------------------
                                   SHARES      AMOUNT       SHARES       AMOUNT
                                   ---------------------------------------------
FUND SHARES:
Shares sold                         4,719     $ 60,321      15,101     $ 204,748
Shares issued from reinvested
 dividends                             20          258          69           951
Shares redeemed                    (5,002)     (64,316)    (13,265)     (169,728)
                                   ---------------------------------------------
Net increase (decrease) from
 capital share transactions          (263)    $ (3,737)      1,905     $  35,971
                                   =============================================
INSTITUTIONAL SHARES:
Shares sold                         1,917     $ 25,332       4,284     $  56,985
Shares issued from reinvested
 dividends                             42          539          39           542
Shares redeemed                      (999)     (13,700)     (1,515)      (19,473)
                                   ---------------------------------------------
Net increase from capital share
 transactions                         960     $ 12,171       2,808     $  38,054
                                   =============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

    responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Small-Cap Core Funds Index over the performance period. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $2,855,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(52,000) and $(2,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.02)% and less than (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average daily net assets over $300 million that Wellington Management manages. Prior to January 1, 2011, the Manager paid Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management managed. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $958,000 and $1,357,000, respectively.

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $482,000 and $61,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $11,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares and Institutional Shares incurred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    transfer agent's fees, paid or payable to SAS, of $1,118,000 and $61,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $188,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.8%
USAA Target Retirement 2020 Fund                                         2.1
USAA Target Retirement 2030 Fund                                         4.8
USAA Target Retirement 2040 Fund                                         6.0
USAA Target Retirement 2050 Fund                                         3.3

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description

================================================================================

46  | USAA SMALL CAP STOCK FUND

================================================================================

    of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                         PERIOD ENDED
                          JANUARY 31,                           YEAR ENDED JULY 31,
                         -------------------------------------------------------------------------------
                             2012           2011        2010           2009           2008          2007
                         -------------------------------------------------------------------------------
Net asset value at
 beginning of period     $  14.17       $  11.41    $   9.49       $  12.07       $  15.29      $  13.99
                         -------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)              (.00)(a)        .02        (.00)(a)       (.00)(a)        .00(a)        .04
 Net realized and
  unrealized gain (loss)      .13           2.76        1.92          (2.57)         (1.72)         2.17
                         -------------------------------------------------------------------------------
Total from investment
 operations                   .13           2.78        1.92          (2.57)         (1.72)         2.21
                         -------------------------------------------------------------------------------
Less distributions from:
 Net investment income       (.01)          (.02)          -           (.01)          (.01)         (.02)
 Realized capital gains         -              -           -              -          (1.49)         (.89)
 Return of Capital              -              -           -            .00(a)           -             -
                         -------------------------------------------------------------------------------
Total distributions          (.01)          (.02)          -           (.01)         (1.50)         (.91)
                         -------------------------------------------------------------------------------
Net asset value at
 end of period           $  14.29       $  14.17    $  11.41       $   9.49       $  12.07      $  15.29
                         ===============================================================================
Total return (%)*             .89          24.38       20.23(d)      (21.28)        (12.16)        16.05(b)
Net assets at
 end of period (000)     $702,843       $700,636    $542,547       $464,755       $521,588      $514,204
Ratios to average
 net assets:**
 Expenses (%)(c)             1.29(e)        1.26        1.32(d)        1.40           1.31          1.32(b)
 Expenses, excluding
  reimbursements (%)(c)      1.29(e)        1.26        1.32(d)        1.43           1.31          1.32(b)
 Net investment
  income (loss) (%)          (.01)(e)        .15        (.01)           .02            .03           .25
Portfolio turnover (%)         16             41          36             70             84           110

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $638,501,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                             (.00%)(+)      (.00%)(+)   (.00%)(+)      (.00%)(+)      (.00%)(+)     (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA SMALL CAP STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) --
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED          YEAR ENDED JULY 31,        PERIOD ENDED
                                      JANUARY 31,       ------------------------        JULY 31,
                                         2012               2011            2010        2009***
                                     -------------------------------------------------------------
Net asset value at beginning
 of period                           $  14.23           $  11.46         $  9.50        $ 12.10
Income (loss) from investment
 operations:
 Net investment income                    .02                .06             .03            .03(a)
 Net realized and unrealized
  gain (loss)                             .13               2.78            1.93          (2.60)(a)
                                     ----------------------------------------------------------
Total from investment operations          .15               2.84            1.96          (2.57)(a)
                                     ----------------------------------------------------------
Less distributions from:
 Net investment income                   (.05)              (.07)              -           (.02)
 Return of Capital                          -                  -               -           (.01)
                                     ----------------------------------------------------------
Total distributions                      (.05)              (.07)              -           (.03)
                                     ----------------------------------------------------------
Net asset value at end of period     $  14.33           $  14.23         $ 11.46        $  9.50
                                     ==========================================================
Total return (%)*                        1.11              24.81           20.63         (21.18)
Net assets at end of period (000)    $152,078           $137,441         $78,498        $44,980
Ratios to average net assets:**
 Expenses (%)(c)                          .97(b)             .88             .89            .90(b)
 Net investment income (%)                .31(b)             .51             .38            .40(b)
Portfolio turnover (%)                     16                 41              36             70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $132,779,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing

================================================================================

50  | USAA SMALL CAP STOCK FUND

================================================================================

costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING               ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                  AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                  --------------------------------------------------------------
FUND SHARES
Actual                              $1,000.00              $1,008.90                $6.51

Hypothetical
 (5% return before expenses)         1,000.00               1,018.65                 6.55

INSTITUTIONAL SHARES
Actual                               1,000.00               1,011.10**               4.90**

Hypothetical
 (5% return before expenses)         1,000.00               1,020.26**               4.93**

 *Expenses are equal to the annualized expense ratio of 1.29% for Fund Shares and 0.97% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.89% for Fund Shares and 1.11% for Institutional Shares for the six-month period of August 1, 2011, through January 31, 2012.
**The Institutional Shares' annualized expense ratio of 0.97% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.99%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                        AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                        --------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                    $1,000.00              $1,011.10                  $5.00

Hypothetical
 (5% return before expenses)               1,000.00               1,020.16                   5.03

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                  --------------
       9800 Fredericksburg Road                                 PRSRT STD
       San Antonio, TX 78288                                  U.S. Postage
                                                                  PAID
                                                                  USAA
                                                             --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

              [LOGO OF USAA]
                  USAA(R)

    WE KNOW WHAT IT MEANS TO SERVE.(R)
===============================================================================
    40053-0312                               (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.